Income Taxes (Components of Loss Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Components Of Income Loss Before Income Taxes [Line Items]
Loss before income taxes	$ (6,866)	$ (1,663)	$ (979)
Hong Kong [Member]
Components Of Income Loss Before Income Taxes [Line Items]
Loss before income taxes	(2)	(2)	(2)
Macao [Member]
Components Of Income Loss Before Income Taxes [Line Items]
Loss before income taxes	536	1,251	1,827
PRC [Member]
Components Of Income Loss Before Income Taxes [Line Items]
Loss before income taxes	$ (7,400)	$ (2,912)	$ (2,804)